Disclosure of detailed information about business combinations (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Business Combinations 1	$ 64
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Business Combinations 2	2
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Business Combinations 3	16
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Business Combinations 4	6,714
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Business Combinations 5	6,796
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Business Combinations 6	(22)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Business Combinations 7	(22)
Mineral Property, Plant And Equipment Disclosure Of Detailed Information About Business Combinations 8	$ 6,774